Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Derivative Financial Instruments
Non-current derivative financial liabilities held for trading, interest rate cap		$ (12,553)